Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Personnel Salaries and Expenses [Abstract]
Schedule of Personnel Salaries and Expenses
For the years ended December 31, 2025, 2024 and 2023, the composition of personnel salaries and expenses is as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Salary compensation	(220,609)	(219,207)	(217,908)
Performance bonus	(72,814)	(61,109)	(47,071)
Legal compensation	(51,116)	(49,887)	(50,677)
Short-term bonuses	(35,244)	(33,901)	(34,186)
Long-term bonus	(8,706)	(14,727)	(14,629)
Stock-based benefits	(1,805)	825	(2,119)
Seniority compensation	(13,086)	(7,928)	(36,289)
Pension plans	–	–	–
Training expenses	(2,518)	(2,463)	(2,653)
Nursery school and kindergarten expenses	(2,375)	(2,597)	(2,749)
Other personnel expenses	(4,629)	(7,825)	(3,994)
Total	(412,902)	(398,819)	(412,275)